SHARE CAPITAL AND OTHER RESERVES - Other reserves (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL AND OTHER RESERVES
Other reserve - Share options	$ 3,288,098	$ 3,326,971	$ 2,296,229
Other reserve - Warrants	63,228	63,228	59,702	$ 263,596
Other reserves	$ 3,351,326	$ 3,390,199	$ 2,355,931